Debt - Schedule of Short-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 24	$ 36
Current portion of long-term debt	16	271
Total	$ 40	$ 307